Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
Gross revenue		$ 73,321	$ 66,927
Excise taxes		12,403	3,365
Net revenue		60,918	63,562
Cost of sales		51,740	46,721
Inventory obsolescence		45,913
Gross margin before fair value adjustments		(36,735)	16,841
Change in fair value of biological assets	$ (1,280)	5,432	30,340
Change in fair value realized through inventory		(18,566)	(10,685)
Gross margin	(1,280)	(49,869)	36,496
General and administrative	8,309	32,029	38,934
Sales and marketing	2,380	5,737	8,068
Research and development	275	488	2,410
Pre-production expenses	6,457
Depreciation and amortization	920	4,711	595
Share-based compensation	7,410	8,566	38,698
Restructuring costs		6,470
Asset impairment	523	79,191	162
Government subsidies		(4,128)
Loss on cancellation of contracts		2,471
Loss from operations	(27,554)	(185,404)	(52,371)
Transaction costs		(3,587)	(8,481)
Finance costs	(1,797)	(16,814)	(24,216)
Foreign exchange loss	(141)	(1,000)	(939)
Loss on financial obligation	(27,017)		(60,308)
Gain (loss) on disposition of PP&E	(17)	488	8
Loss before income tax	(56,526)	(206,317)	(146,307)
Income tax recovery			3,609
Net loss from continuing operations	(56,526)	(206,317)	(142,698)
Net loss from discontinued operations		(33,627)	(128,931)
Net loss	(56,526)	(239,944)	(271,629)
Gain on translation of foreign operations		600	6,866
Comprehensive loss	(56,526)	(239,344)	(264,763)
Net loss from continuing operations attributable to:
Sundial Growers Inc.	(56,526)	(206,056)	(142,533)
Non-controlling interest		(261)	(165)
Net loss from continuing operations	(56,526)	(206,317)	(142,698)
Net loss attributable to:
Sundial Growers Inc.	(56,526)	(239,683)	(271,464)
Non-controlling interest		(261)	(165)
Net loss	(56,526)	(239,944)	(271,629)
Comprehensive loss attributable to:
Sundial Growers Inc.	(56,526)	(239,083)	(264,598)
Non-controlling interest		(261)	(165)
Comprehensive loss	$ (56,526)	$ (239,344)	$ (264,763)
Net loss per common share attributable to Sundial Growers Inc.
Basic and diluted	$ (0.82)	$ (1.10)	$ (3.17)